ACCOUNTING RULES AND METHODS	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounting Policies [Abstract]
ACCOUNTING RULES AND METHODS	ACCOUNTING RULES AND METHODSBasis of preparation
The Consolidated Financial Statements have been prepared in accordance with the underlying assumptions of going concern. The Company’s loss-making situation is explained by the innovative nature of the products developed, therefore involving a multi-year research and development phase.
The Company has historically financed its growth by strengthening its equity in the form of capital increases and issuance of convertible notes.
The Board of Directors authorized the consolidated financial statements on a going concern basis as the Company will be able to fund its operations beyond the next 12 months after the closing date, considering:
•Cash and cash equivalents held by the Company amounted to €38.8 million as of December 31, 2022. They are composed of cash and term deposits readily available without penalty;
•The cash consumption forecast for the next 12 months after the closing date.
In the longer term, the Company will have to find additional funding. Various financing sources are considered among which the issuance of new debt or equity instruments and partnership agreements.
The Consolidated Financial Statements have been prepared in accordance with the historical cost principle with the exception of certain categories of assets and liabilities measured at fair value in accordance with IFRS.
All amounts are expressed in thousands of euros, unless stated otherwise.
Statement of compliance
The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and were authorized for issuance by the Board of Directors of the Company on March 22, 2023. They will be subject to the approval of the General Meeting on June 23, 2023.
Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Consolidated Financial Statements of the Company are also prepared in accordance with IFRS, as adopted by the European Union (EU).
As of December 31, 2022, all IFRS that the IASB had published and that are mandatory are the same as those endorsed by the EU and mandatory in the EU. As a result, the Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.
IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), as well as the interpretations issued by the Standing Interpretations Committee (“SIC”), and the International Financial Reporting Interpretations Committee (“IFRS IC”). The main accounting methods used to prepare the Consolidated Financial Statements are described in the corresponding notes. These methods were used for all periods presented.
The new applicable standards, amendments and interpretations since January 1, 2022 have had no significant impact on the Company’s consolidated financial statements.
Recently issued accounting pronouncements that may be relevant to the Company’s operations are as follows:

•Amendments to IAS 1 - Classification of liabilities as current or non-current; Disclosure of Accounting Policies, effective on January 1, 2024;
•Amendments to IAS 8 - Definition of Accounting Estimates, effective on January 1, 2023 .

The Company does not expect any significant impact resulting from the future adoption of these standards
Basis of consolidation
In accordance with IFRS 10 Consolidated Financial Statements (“IFRS 10”), an entity is consolidated when it is controlled by the Company. The Company controls an entity when it is exposed or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. All intercompany balances, transactions and dividends are eliminated in full. The Company has one subsidiary for which no non-controlling interest is recognized.

	Date of Incorporation	Percent of Ownership Interest	Accounting Method
ERYTECH Pharma, Inc.	April 2014	100%	Consolidated
There was no change in the consolidation scope over the years presented.
Foreign currencies
Functional Currency and Translation of Financial Statements into Presentation Currency
The Consolidated Financial Statements are presented in euros, which is also the functional currency of the parent company, ERYTECH Pharma S.A. (the “Parent Company”). The statement of financial position of the consolidated entity having a functional currency different from the euro are translated into euros at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statement of income (loss), statement of comprehensive income (loss) and statement of cash flow of such consolidated entity are translated at the average exchange rate for the period, except if exchange rates or the volume and size of transactions fluctuate significantly. The resulting translation adjustment is included in other comprehensive income (loss) as a cumulative translation adjustment.

Exchange rate (USD per EUR)	12/31/2020	12/31/2021	12/31/2022
Weighted average rate	1.1413	1.1835	1.0539
Closing rate	1.2271	1.1326	1.0666
Conversion of Foreign Currency Transactions
Foreign currency transactions are converted to functional currency at the exchange rate applicable on the transaction date. At the closing date, foreign currency monetary assets and liabilities are converted at the exchange rate prevailing on that date. The resulting exchange gains or losses are recorded in the consolidated statement of income (loss) in “Financial income (loss)”.
Use of estimates and judgments
Preparation of the consolidated financial statements in accordance with the rules prescribed by the IFRS requires the use of estimates and the formulation of assumptions having an impact on the financial statements. These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The Company has not identified any environmental risks that would require significant new estimates or judgments. The use of estimates and judgment relate primarily to the measurement of:
•the hospital costs accrual (see note 4.10).
•recoverable value of right-of-use and tangible fixed assets (see note 4.1 and 4.2).
•the share-based payments in accordance with IFRS 2 (see note 3.3.3);
•the fair value of the convertible notes' agreement and its classification in accordance with IFRS 9 and IAS 32 (see note 4.8.1);
Presentation of the statement of income (loss) & statement of financial positionThe Company presents its statement of income (loss) by function. As of today, the main activity of the Company is the research and development. Consequently, only “research and development expenses” and “general administrative expenses” functions are considered to be representative of the Company's activities. The detail of the expenses by nature is disclosed in note 3.2.Presentation of the statement of cash flowsThe consolidated statements of cash flows are prepared using the indirect method and separately present the cash flows associated with operating, investing, and financing activities. Segment reportingIn accordance with IFRS 8 Operating Segments ("IFRS 8") , reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Chief Executive Officer) to allocate resources and to assess performance.
Information per business segment
The Company operates in a single operating segment: the conducting of research and development of innovative red blood cell-based therapeutics for cancer and orphan diseases in order to market them in the future.
Information per geographical segment

Income from external customers (amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
France	61	0	60
United States	185	128	134
Total	246	128	194

Non current assets (amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
France	8,414	6,325	3,140
United States	21,265	19,520	37
Total	29,679	25,845	3,177
Events after the close of the reporting period
On January 20, 2023, Erytech Pharma received from the French tax authorities a notice of tax audit. This tax audit concerns the fiscal years ending on 12/31/2020 and 12/31/2021. The Company awaits the comments of the tax authorities following the first meeting held on February 8, 2023.
On February 15, 2023 ERYTECH and PHERECYDES announced a Proposed Combination intending to create a Global Leader in extended phage therapies.
This strategic combination would build on complementary expertise and capabilities of both companies to accelerate development of extended phage therapies for antimicrobial resistance (AMR), in particular via the phase II PhagoDAIR study conducted by PHERECYDES, as well as other anti-infective fields and therapeutic areas with high unmet medical needs.
Under the terms of the Memorandum of Understanding, PHERECYDES shareholders would receive 15 new ERYTECH shares for every 4 PHERECYDES shares they currently own. Upon completion of the transaction, PHERECYDES shareholders are expected to hold approximately 49.5% of the share capital and voting rights of ERYTECH.
Transaction is expected to close at the end of the second quarter of 2023.